UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act file number: 811-22895

Capitol Series Trust

(Exact name of registrant as specified in charter)

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Address of principal executive offices) (Zip code)

Zachary P. Richmond

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

(Name and address of agent for service)

Registrant’s telephone number, including area code: 513-587-3400

Date of fiscal year end: April 30

Date of reporting period: October 31, 2018

Item 1. Reports to Stockholders.

Canterbury Portfolio Thermostat Fund
Institutional Shares – CAPTX

Semi-Annual Report
October 31, 2018

Canterbury Investment Management, LLC
23 East Cedar Street
Zionsville, Indiana 46077
(844) 838-2121

Investment Results (Unaudited)

Average Annual Total Returns(a) as of October 31, 2018

	Six Months	One Year	Since Inception (8/2/16)
Canterbury Portfolio Thermostat Fund, Institutional Shares	(1.82)%	(1.11)%	4.78%
MSCI World Index (b)	(1.90)%	1.71%	10.50%
Russell 3000® Index (c)	2.70%	6.60%	12.76%

Expense Ratios(d) Institutional Shares
Gross	2.17%
With Applicable Waivers	1.74%

The performance quoted represents past performance, which does not guarantee future results. The investment return and principal value of an investment will fluctuate so that an investor’s shares, when redeemed, may be worth more or less than their original cost. The returns shown do not reflect deduction of taxes that a shareholder would pay on Canterbury Portfolio Thermostat Fund (the “Fund”) distributions or the redemption of Fund shares. Current performance of the Fund may be lower or higher than the performance quoted. The Fund’s investment objectives, risks, charges and expenses must be considered carefully before investing. Performance data current to the most recent month end may be obtained by calling (844) 838-2121.

(a)	Return figures reflect any change in price per share and assume the reinvestment of all distributions. The Fund’s returns reflect any fee reductions during the applicable period and exclude the redemption fee. If such fee reductions had not occurred, the quoted performance would have been lower. Total returns for periods less than one year are not annualized.

(b)	The MSCI World Index is an unmanaged free float-adjusted market capitalization index that is designed to measure global developed market equity performance. Currently the MSCI World Index consists of the following 23 developed market country indices: Australia, Austria, Belgium, Canada, Denmark, Finland, France, Germany, Hong Kong, Ireland, Israel, Italy, Japan, Netherlands, New Zealand, Norway, Portugal, Singapore, Spain, Sweden, Switzerland, the United Kingdom and the United States. The performance of the index is expressed in terms of U.S. dollars, and does not reflect the deduction of fees or taxes with a mutual fund, such as investment management and fund accounting fees. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(c)	The Russell 3000® Index is a widely recognized unmanaged index of equity securities and is representative of a broader domestic equity market and range of securities than is found in the Fund’s portfolio. Individuals cannot invest directly in an index; however, an individual can invest in exchange traded funds or other investment vehicles that attempt to track the performance of a benchmark index.

(d)	The expense ratios are from the Fund’s prospectus dated August 28, 2018. Canterbury Investment Management, LLC, the Fund’s adviser (the “Adviser”), has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses for the Fund (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expense on short sales; and (vi) indirect expenses such as acquired

Investment Results (Unaudited) (continued)

fund fees and expenses) do not exceed 1.30% of the average daily net assets of the Fund’s Institutional Shares through August 31, 2019. During any fiscal year that the Investment Advisory Agreement between the Adviser and Capitol Series Trust (the “Trust”) is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement occurred and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement may not be terminated by the Adviser prior to its expiration date, but the Board of Trustees (the “Board”) may terminate such agreement at any time. The Expense Limitation Agreement terminates automatically upon the termination of the Advisory Agreement with the Adviser. Additional information pertaining to the Fund’s expense ratios as of October 31, 2018, can be found in the financial highlights. The Institutional Shares Gross Expense Ratio and Expense Ratio with Applicable Waivers do not correlate to the corresponding ratios of expenses to average net assets included in the Financial Highlights section of this report, which reflect the operating expenses of the Fund and do not include acquired fund fees and expenses (“AFFE”).

The Fund’s investment objectives, strategies, risks, charges and expenses must be considered carefully before investing. The prospectus contains this and other important information about the Fund and may be obtained by calling the same number as above. Please read it carefully before investing.

The Fund is distributed by Unified Financial Securities, LLC, member FINRA/SIPC.

Portfolio Illustration (Unaudited)

October 31, 2018

The following chart gives a visual breakdown of the Fund’s holdings as a percentage of net assets.

Availability of Portfolio Schedule (Unaudited)

The Fund files its complete schedule of investments with the Securities and Exchange Commission (“SEC”) for the first and third quarters of each fiscal year on Form N-Q. The Fund’s Forms N-Q are available at the SEC’s website at www.sec.gov.

Canterbury Portfolio Thermostat Fund
Schedule of Investments

October 31, 2018 (Unaudited)

	Shares	Fair Value
EXCHANGE-TRADED FUNDS — 95.65%
Consumer Discretionary Select Sector SPDR Fund	24,255	$2,555,992
iShares Russell 1000 Growth ETF	19,810	2,814,605
iShares U.S. Aerospace & Defense ETF	13,565	2,600,682
iShares U.S. Medical Devices ETF	11,235	2,305,759
ProShares Short MSCI EAFE	80,215	2,253,239
ProShares Short MSCI Emerging Markets ETF	121,400	2,532,404
SPDR Dow Jones REIT ETF	24,060	2,186,573
SPDR S&P Health Care Equipment ETF	34,485	2,662,931
SPDR S&P Oil & Gas Exploration & Production ETF	56,890	2,052,022
SPDR S&P Telecom ETF	31,745	2,225,959
SPDR S&P 500 ETF Trust	18,765	5,078,372
Technology Select Sector SPDR Fund	37,505	2,599,097
Total Exchange-Traded Funds (Cost $31,212,670)		31,867,635

MONEY MARKET FUNDS — 4.19%
Morgan Stanley Institutional Liquidity Government Portfolio, Institutional Class, 2.05%(a)	1,395,593	1,395,593
Total Money Market Funds (Cost $1,395,593)		1,395,593

Total Investments — 99.84% (Cost $32,608,263)		33,263,228
Other Assets in Excess of Liabilities — 0.16%		52,693
NET ASSETS — 100.00%		$33,315,921

(a)	Rate disclosed is the seven day effective yield as of October 31, 2018.

ETF - Exchange-Traded Fund

REIT - Real Estate Investment Trust

SPDR - Standard & Poor’s Depositary Receipt

4	See accompanying notes which are an integral part of these financial statements.

Canterbury Portfolio Thermostat Fund
Statement of Assets and Liabilities

October 31, 2018 (Unaudited)

Assets
Investments in securities at fair value (cost $32,608,263)	$33,263,228
Receivable for fund shares sold	128,840
Dividends receivable	1,963
Prepaid expenses	17,119
Total Assets	33,411,150
Liabilities
Payable for fund shares redeemed	51,650
Payable to Adviser	18,803
Payable to auditors	15,770
Payable to Administrator	6,203
Payable to Trustees	791
Other accrued expenses	2,012
Total Liabilities	95,229
Net Assets	$33,315,921
Net Assets consist of:
Paid-in capital	32,521,846
Accumulated earnings	794,075
Net Assets	$33,315,921
Institutional Shares:
Shares outstanding (unlimited number of shares authorized, no par value)	3,046,237
Net asset value, offering and redemption price per share(a)	$10.94

(a)	Subject to certain exceptions, a 2.00% redemption fee is imposed upon shares redeemed within 90 calendar days of their purchase.

See accompanying notes which are an integral part of these financial statements.	5

Canterbury Portfolio Thermostat Fund
Statement of Operations

For the Six Months Ended October 31, 2018 (Unaudited)

Investment Income
Dividend income	$260,721
Total investment income	260,721
Expenses
Investment Adviser	170,327
Registration	22,025
Administration	13,295
Fund accounting	12,217
Audit and tax preparation	11,770
Transfer agent	10,082
Printing	7,888
Trustee	6,780
Legal	6,498
Custodian	2,863
Insurance	1,701
Pricing	183
Miscellaneous	10,760
Total expenses	276,389
Fees contractually waived by Adviser	(30,391)
Net operating expenses	245,998
Net investment income	14,723
Net Realized and Change in Unrealized Gain (Loss) on Investments
Net realized loss on investment securities transactions	(73,950)
Net change in unrealized depreciation of investment securities	(517,317)
Net realized and change in unrealized loss on investments	(591,267)
Net decrease in net assets resulting from operations	$(576,544)

6	See accompanying notes which are an integral part of these financial statements.

Canterbury Portfolio Thermostat Fund
Statements of Changes in Net Assets

	For the Six Months Ended October 31, 2018 (Unaudited)	For the Year Ended April 30, 2018(a)
Increase (Decrease) in Net Assets due to:
Operations
Net investment income	$14,723	$130,486
Net realized gain (loss) on investment securities transactions	(73,950)	502,292
Net change in unrealized appreciation (depreciation) of investment securities	(517,317)	410,400
Net increase (decrease) in net assets resulting from operations	(576,544)	1,043,178
Distributions to Shareholders From
Earnings	(25,835)	(265,993)
Total Distributions	(25,835)	(265,993)
Capital Transactions - Institutional Shares
Proceeds from shares sold	11,656,654	26,189,410
Reinvestment of distributions	25,835	265,993
Amount paid for shares redeemed	(12,841,656)	(7,001,665)
Proceeds from redemption fees(b)	26,280	36,124
Total Capital Transactions - Institutional Shares	(1,132,887)	19,489,862
Total Increase (Decrease) in Net Assets	(1,735,266)	20,267,047
Net Assets
Beginning of period	35,051,187	14,784,140
End of period	$33,315,921	$35,051,187
Share Transactions - Institutional Shares
Shares sold	1,021,099	2,341,205
Shares issued in reinvestment of distributions	2,319	23,777
Shares redeemed	(1,119,553)	(625,396)
Total Share Transactions - Institutional Shares	(96,135)	1,739,586

(a)	The presentation of Distributions to Shareholders From Earnings has been updated to reflect the changes prescribed in amendments to Regulation S-X, effective November 5, 2018. For the year ended April 30, 2018, distributions from earnings consisted of $161,561 from net investment income and $104,432 from net realized gains. As of April 30, 2018, accumulated net investment loss was $(29,790).
(b)	Subject to certain exceptions, a 2.00% redemption fee is imposed upon shares redeemed within 90 calendar days of their purchase.

See accompanying notes which are an integral part of these financial statements.	7

Canterbury Portfolio Thermostat Fund - Institutional Shares
Financial Highlights

(For a share outstanding during each period)

	For the Six Months Ended October 31, 2018 (Unaudited)		For the Year Ended April 30, 2018	For the Period Ended April 30, 2017(a)
Selected Per Share Data
Net asset value, beginning of period	$11.15		$10.54	$10.00

Income from investment operations:
Net investment income	0.01		0.06	0.04
Net realized and unrealized gain (loss) on investments	(0.22)		0.65	0.54
Total from investment operations	(0.21)		0.71	0.58

Less distributions to shareholders from:
Net investment income	(0.01)		(0.07)	(0.04)
Net realized gains	—		(0.04)	—
Total from distributions	(0.01)		(0.11)	(0.04)

Paid-in capital from redemption fees	0.01		0.01	—

Net asset value, end of period	$10.94		$11.15	$10.54

Total Return(b)	(1.82	)%(c)	6.85%	5.86	%(c)

Ratios and Supplemental Data:
Net assets, end of period (000 omitted)	$33,316		$35,051	$14,784
Ratio of expenses to average net assets before expense waiver	1.46	%(d)	1.73%	2.98	%(d)
Ratio of expenses to average net assets after expense waiver	1.30	%(d)	1.30%	1.30	%(d)
Ratio of net investment income to average net assets after expense waiver	0.08	%(d)	0.54%	0.63	%(d)
Portfolio turnover rate	98	%(c)	116%	92	%(c)

(a)	For the period August 2, 2016 (commencement of operations) through April 30, 2017.
(b)	Total return in the above table represents the rate that the investor would have earned or lost on an investment in the Fund, assuming reinvestment of distributions.
(c)	Not annualized.
(d)	Annualized.

8	See accompanying notes which are an integral part of these financial statements.

Canterbury Portfolio Thermostat Fund
Notes to the Financial Statements

October 31, 2018 (Unaudited)

NOTE 1. ORGANIZATION

The Canterbury Portfolio Thermostat Fund (the “Fund”) was organized as a diversified series of Capitol Series Trust (the “Trust”) on December 17, 2015. The Trust is an open-end investment company established under the laws of Ohio by an Agreement and Declaration of Trust dated September 18, 2013 (the “Trust Agreement”). The Trust Agreement permits the Board of Trustees of the Trust (the “Board”) to issue an unlimited number of shares of beneficial interest of separate series without par value. The Fund is one of a series of funds currently authorized by the Board. The Fund’s investment adviser is Canterbury Investment Management, LLC (the “Adviser”). The investment objective of the Fund is to seek long-term risk-adjusted growth. The Fund attempts to achieve its investment objective utilizing broadly diversified liquid securities traded on major exchanges, primarily exchange-traded funds (“ETFs”). The Fund's portfolio is structured primarily as a “fund of funds.” The Fund will invest in any debt, equity, and alternative security deemed appropriate and necessary to improve the portfolio's composition, exposure to which is obtained through the use of ETFs.

The Fund currently offers one class of shares, Institutional Shares. The Fund’s Investor Shares have been approved by the Board, but are not yet available for purchase and are not being offered at this time. The Fund’s Institutional Shares commenced operations on August 2, 2016. Each share represents an equal proportionate interest in the assets and liabilities belonging to the Fund and is entitled to such dividends and distributions out of income belonging to the Fund as are declared by the Board. Both share classes impose a 2.00% redemption fee on shares redeemed within 90 days of purchase.

NOTE 2. SIGNIFICANT ACCOUNTING POLICIES

The Fund is an investment company and follows accounting and reporting guidance under Financial Accounting Standards Board Accounting Standards Codification Topic 946, “Financial Services-Investments Companies”. The following is a summary of significant accounting policies followed by the Fund in the preparation of its financial statements. These policies are in conformity with generally accepted accounting principles in the United States of America (“GAAP”).

Estimates – The preparation of financial statements in conformity with GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of increases and decreases in net assets from operations during the reporting period. Actual results could differ from those estimates.

Federal Income Taxes – The Fund makes no provision for federal income tax or excise tax. The Fund has qualified and intends to qualify each year as a regulated investment company (“RIC”) under subchapter M of the Internal Revenue Code of 1986, as amended, by complying with the requirements applicable to RICs and by distributing substantially all of its taxable income. The Fund also intends to distribute sufficient net investment income and net capital gains, if any, so that it will not be subject to excise tax on undistributed income and gains. If the required amount of net investment income or gains is not distributed, the Fund could incur a tax expense.

The Fund recognizes tax benefits or expenses of uncertain tax positions only when the position is “more likely than not” to be sustained assuming examination by tax authorities. Management of the Fund has reviewed tax positions taken in tax years that remain subject to examination by all major tax jurisdictions, including federal (i.e., the last two tax year ends and the interim tax period since then, as applicable) and has concluded that no provision for unrecognized tax benefits or expenses is required in these financial statements and does not expect this to change over the next twelve

Canterbury Portfolio Thermostat Fund
Notes to the Financial Statements (continued)

October 31, 2018 (Unaudited)

months. The Fund recognizes interest and penalties, if any, related to unrecognized tax benefits as income tax expense in the Statement of Operations. During the period, the Fund did not incur any interest or penalties.

Expenses – Expenses incurred by the Trust that do not relate to a specific fund of the Trust are allocated to the individual funds based on each fund’s relative net assets or another appropriate basis (as determined by the Board). Expenses specifically attributable to any class are borne by that class. Income, realized gains and losses, unrealized appreciation and depreciation, and expenses are allocated to each class based on the net assets in relation to the relative net assets of the Fund.

Security Transactions and Related Income – Throughout the reporting period, security transactions are accounted for no later than one business day following the trade date. For financial reporting purposes, security transactions are accounted for on trade date on the last business day of the reporting period. The specific identification method is used for determining gains or losses for financial statements and income tax purposes. Dividend income is recorded on the ex-dividend date and interest income is recorded on an accrual basis.

Dividends and Distributions – The Fund intends to distribute substantially all of its net investment income, net realized long-term capital gains and net realized short-term capital gains, if any, to its shareholders at least once per year. Distributions to shareholders are recorded on the ex-dividend date. The amount of dividends from net investment income and distributions from net realized gains are determined in accordance with federal income tax regulations, which may differ from GAAP. These differences are caused primarily by differences in the timing of the recognition of certain components of income, expense or realized capital gains for federal income tax purposes. Where such differences are permanent in nature, they are reclassified in the components of net assets based on their ultimate characterization for federal income tax purposes. Any such reclassifications will have no effect on net assets, results of operations or net asset values per share of the Fund.

NOTE 3. SECURITIES VALUATION AND FAIR VALUE MEASUREMENTS

All investments in securities are recorded at their estimated fair value. Fair value is defined as the price that the Fund would receive upon selling an investment in an orderly transaction to an independent buyer in the principal or most advantageous market of the investment. GAAP establishes a three-tier hierarchy to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes.

Inputs refer broadly to the assumptions that market participants would use in pricing the asset or liability. Inputs may be observable or unobservable. Observable inputs are inputs that reflect the assumptions market participants would use in pricing the asset or liability developed based on market data obtained from sources independent of the reporting entity. Unobservable inputs are inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in pricing the asset or liability developed based on the best information available in the circumstances.

Canterbury Portfolio Thermostat Fund
Notes to the Financial Statements (continued)

October 31, 2018 (Unaudited)

Various inputs are used in determining the value of the Fund’s investments. These inputs are summarized in the three broad levels listed below.

●

Level 1 – unadjusted quoted prices in active markets for identical investments and/or registered investment companies where the value per share is determined and published and is the basis for current transaction for identical assets or liabilities at the valuation date

●

Level 2 – other significant observable inputs (including, but not limited to, quoted prices for an identical security in an inactive market, quoted prices for similar securities, interest rates, prepayment speeds, credit risk, etc.)

●	Level 3 – significant unobservable inputs (including the Fund’s own assumptions in determining fair value of investments based on the best information available)

The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the level in the fair value hierarchy within which the fair value measurement falls in its entirety is determined based on the lowest level input that is significant to the fair value measurement in its entirety.

In computing the net asset value (“NAV”) of the Fund, fair value is based on market valuations with respect to portfolio securities for which market quotations are readily available. Pursuant to Board approved policies, the Fund relies on independent third-party pricing services to provide the current market value of securities. Those pricing services value equity securities, including exchange-traded funds and exchange-traded notes, traded on a securities exchange at the last reported sales price on the principal exchange. Equity securities quoted by NASDAQ are valued at the NASDAQ Official Closing Price. If there is no reported sale on the principal exchange, equity securities are valued at the mean between the most recent quoted bid and asked price. When using the market quotations or close prices provided by the pricing service and when the market is considered active, the security will be classified as a Level 1 security. Investments in open-end mutual funds, including money market mutual funds, are generally priced at the ending NAV provided by the pricing service of the funds and are generally categorized as Level 1 securities. Debt securities are valued using evaluated prices furnished by a pricing vendor selected by the Board and are generally classified as Level 2 securities.

In the event that market quotations are not readily available, the Adviser determines that the market quotation or the price provided by the pricing service does not accurately reflect the current fair value, or certain restricted or illiquid securities are being valued, such securities are valued as determined in good faith by the Trust’s Valuation Committee, based on recommendations from a pricing committee comprised of various officers of the Trust, various employees of the Fund’s administrator, and representatives of the Adviser (together the “Pricing Review Committee”). These securities will be classified as Level 2 or 3 within the fair value hierarchy, depending on the inputs used.

In accordance with the Trust’s Valuation Procedures, the Pricing Review Committee in making its recommendations is required to consider all appropriate factors relevant to the value of securities for which it has determined other pricing sources are not available or reliable as described above. No single standard exists for determining fair value, because fair value depends upon the circumstances

Canterbury Portfolio Thermostat Fund
Notes to the Financial Statements (continued)

October 31, 2018 (Unaudited)

of each individual case. As a general principle, the current fair value of an issue of securities being valued pursuant to the Trust’s Fair Valuation Procedures would be the amount which the Fund might reasonably expect to receive for them upon their current sale. Methods which are in accordance with this principle may, for example, be based on (i) a multiple of earnings; (ii) a discount from market prices of a similar freely traded security (including a derivative security or a basket of securities traded on other markets, exchanges or among dealers); or (iii) yield to maturity with respect to debt issues, or a combination of these and other methods. Fair value pricing is permitted if, in accordance with the Trust’s Valuation Procedures, the validity of market quotations appears to be questionable based on factors such as evidence of a thin market in the security based on a small number of quotations, a significant event occurs after the close of a market but before the Fund’s NAV calculation that may affect a security’s value, or other data calls into question the reliability of market quotations.

The following is a summary of the inputs used to value the Fund’s investments as of October 31, 2018:

	Valuation Inputs
Assets	Level 1	Level 2	Level 3	Total
Exchange-Traded Funds	$31,867,635	$—	$—	$31,867,635
Money Market Funds	1,395,593	—	—	1,395,593
Total	$33,263,228	$—	$—	$33,263,228

NOTE 4. FEES AND OTHER TRANSACTIONS WITH AFFILIATES AND OTHER SERVICE PROVIDERS

Under the terms of the investment advisory agreement (the “Agreement”), the Adviser manages the Fund’s investments subject to approval of the Board. As compensation for its management services, the Fund is obligated to pay the Adviser a fee computed and accrued daily and paid monthly at an annual rate of 0.90% of the Fund’s average daily net assets. For the six months ended October 31, 2018, the Adviser earned fees of $170,327 from the Fund. At October 31, 2018, the Fund owed the Adviser $18,803.

The Adviser has contractually agreed to waive its management fee and/or reimburse expenses so that total annual operating expenses (excluding (i) interest; (ii) taxes; (iii) brokerage fees and commissions; (iv) other extraordinary expenses not incurred in the ordinary course of the Fund’s business; (v) dividend expenses on short sales; and (vi) indirect expenses such as acquired fund fees and expenses) and expenses) do not exceed 1.30% of the Fund’s Institutional Shares average daily net assets through August 31, 2019 (“Expense Limitation Agreement”). During any fiscal year that the Agreement between the Adviser and the Trust is in effect, the Adviser may recoup the sum of all fees previously waived or expenses reimbursed, less any reimbursement previously paid, provided that the Adviser is only permitted to recoup fees or expenses within 36 months from the date the fee waiver or expense reimbursement took effect and provided further that such recoupment can be achieved within the Expense Limitation Agreement currently in effect and the Expense Limitation Agreement in place when the waiver/reimbursement occurred. This Expense Limitation Agreement

Canterbury Portfolio Thermostat Fund
Notes to the Financial Statements (continued)

October 31, 2018 (Unaudited)

may not be terminated by the Adviser prior to its expiration date, but the Board may terminate such agreement at any time. The Expense Limitation Agreement terminates automatically upon the termination of the Advisory Agreement with the Adviser. The amount subject to repayment by the Fund, pursuant to the aforementioned conditions, is $246,653, which is recoverable through October 31, 2021.

The Trust retains Ultimus Asset Services, LLC (the “Administrator”) to provide the Fund with administration, accounting, transfer agent and compliance services, including all regulatory reporting. For the six months ended October 31, 2018, the Administrator earned fees of $13,295 for administration services, $12,217 for fund accounting services, and $10,082 for transfer agent services. At October 31, 2018, the Fund owed the Administrator $6,203 for such services.

The Board supervises the business activities of the Trust. Each Trustee serves as a Trustee for the lifetime of the Trust or until the earlier of his or her retirement as a Trustee at age 78 (which may be extended for up to two years in an emeritus non-voting capacity at the pleasure and request of the Board), or until he/she dies, resigns, or is removed, whichever is sooner. “Independent Trustees,” meaning those Trustees who are not “interested persons” as defined in the Investment Company Act of 1940 (“1940 Act”) of the Trust, each receives an annual retainer of $500 per Fund and $500 per Fund for each quarterly in-person Board meeting. In addition, the Trust reimburses Trustees for out-of-pocket expenses incurred in conjunction with attendance at Board meetings. Prior to July 1, 2018, each Trustee received $20,000 annual compensation from the Trust. Prior to January 1, 2018, each Trustee received $15,000 annual compensation from the Trust, each Committee Chairperson received an additional annual compensation of $1,000 from the Trust, and Independent Trustees also received $1,000 for attending each special in-person meeting and up to $1,000 for attending special telephonic meetings, depending on the length of the telephonic meeting.

The officers and one Trustee of the Trust are employees of the Administrator. Unified Financial Securities, LLC (the “Distributor”) acts as the principal distributor of the Fund’s shares. Both the Administrator and the Distributor operate as wholly-owned subsidiaries of Ultimus Fund Solutions, LLC.

NOTE 5. PURCHASES AND SALES OF SECURITIES

For the six months ended October 31, 2018, purchases and sales of investment securities, other than short-term investments and short-term U.S. government obligations, were $34,029,423 and $35,166,527, respectively.

There were no purchases or sales of long-term U.S. government obligations during the six months ended October 31, 2018.

Canterbury Portfolio Thermostat Fund
Notes to the Financial Statements (continued)

October 31, 2018 (Unaudited)

NOTE 6. FEDERAL TAX INFORMATION

As of October 31, 2018, the net unrealized appreciation (depreciation) of investments for tax purposes was as follows:

Gross Unrealized Appreciation	$1,498,557
Gross Unrealized Depreciation	(843,592)
Net Unrealized Appreciation	$654,965

At October 31, 2018, the aggregate cost of securities for federal income tax purposes was $32,608,263 for the Fund.

The tax character of distributions for the fiscal year ended April 30, 2018, the Fund’s most recent fiscal year, was as follows:

Distributions paid from:
Ordinary Income	$225,594
Net Long-Term Capital Gains	40,399
Total Distributions Paid	$265,993

At April 30, 2018, the Fund’s most recent fiscal year end, the components of distributable earnings (accumulated losses) on a tax basis was as follows:

Undistributed Long-Term Capital Gains	$327,554
Accumulated Capital and Other Losses	(103,382)
Unrealized Appreciation	1,172,282
Total Accumulated Earnings	$1,396,454

Under current tax law, net investment losses after December 31 and capital losses realized after October 31 of the Fund’s fiscal year may be deferred and treated as occurring on the first business day of the following fiscal year for tax purposes. As of April 30, 2018, the Fund deferred losses as follows:

Capital Loss	Qualified Late Year Ordinary Loss
$73,592	$29,790

NOTE 7. COMMITMENTS AND CONTINGENCIES

The Fund indemnifies its officers and trustees for certain liabilities that may arise from the performance of their duties to the Fund. Additionally, in the normal course of business, the Fund enters into contracts that contain a variety of representations and warranties which provide general indemnifications. The Fund’s maximum exposure under these arrangements is unknown, as this would involve future claims that may be made against the Fund that have not yet occurred.

Canterbury Portfolio Thermostat Fund
Notes to the Financial Statements (continued)

October 31, 2018 (Unaudited)

NOTE 8. SUBSEQUENT EVENTS

Management has evaluated events or transactions from October 31, 2018 through the date these financial statements were issued that would merit recognition or disclosure in the financial statements. There were no subsequent events to report that would have a material impact in the Fund’s financial statements.

Summary of Fund Expenses (Unaudited)

As a shareholder of the Fund, you incur two types of costs: (1) transaction costs, including short-term redemption fees and (2) ongoing costs, including management fees, and other Fund expenses. These examples are intended to help you understand your ongoing costs (in dollars) of investing in the Fund and to compare these costs with the ongoing costs of investing in other mutual funds.

The Example is based on an investment of $1,000 invested at the beginning of the period and held for the entire period (May 1, 2018 through October 31, 2018).

Actual Expenses

The first line of the table provides information about actual account values and actual expenses. You may use the information in these lines, together with the amount you invested, to estimate the expenses that you paid over the period. Simply divide your account value by $1,000 (for example, an $8,600 account value divided by $1,000 = 8.60), then multiply the result by the number in the first line under the heading “Expenses Paid During Period” to estimate the expenses you paid on your account during this period.

Hypothetical Example for Comparison Purposes

The second line of the table provides information about hypothetical account values and hypothetical expenses based on the Fund’s actual expense ratios and an assumed rate of return of 5% per year before expenses, which is not the Fund’s actual return. The hypothetical account values and expenses may not be used to estimate the actual ending account balances or expenses you paid for the period. You may use this information to compare the ongoing costs of investing in the Fund and other funds. To do so, compare this 5% hypothetical example with the 5% hypothetical examples that appear in the shareholder reports of the other funds.

Expenses shown in the table are meant to highlight your ongoing costs only. Therefore, the second line of the table is useful in comparing ongoing costs only and will not help you determine the relative total costs of owning different funds. In addition, if transaction costs were included, your costs would have been higher.

		Beginning Account Value May 1, 2018	Ending Account Value October 31, 2018	Expenses Paid During Period(a)	Annualized Expense Ratio
Canterbury Portfolio Thermostat Fund
Institutional Shares	Actual	$ 1,000.00	$ 981.80	$6.49	1.30%

	Hypothetical(b)	$ 1,000.00	$ 1,018.65	$6.61	1.30%

(a)	Expenses are equal to the Fund’s annualized expense ratios, multiplied by the average account value over the period, multiplied by 184/365 (to reflect the one-half year period).

(b)	Hypothetical Assumes a 5% return before expenses.

FACTS	WHAT DOES CAPITOL SERIES TRUST DO WITH YOUR PERSONAL INFORMATION?

Why?

Financial companies choose how they share your personal information. Federal law gives consumers the right to limit some but not all sharing. Federal law also requires us to tell you how we collect, share, and protect your personal information. Please read this notice carefully to understand what we do.

What?

The types of personal information we collect and share depend on the product or service you have with us. This information can include:

■ Social Security number

■ account balances and account transactions

■ account transactions, transaction or loss history and purchase history

■ checking account information and wire transfer instructions

When you are no longer our customer, we continue to share your information as described in this notice.

How?

All financial companies need to share customers’ personal information to run their everyday business. In the section below, we list the reasons financial companies can share their customers’ personal information; the reasons Capitol Series Trust chooses to share; and whether you can limit this sharing.

Reasons we can share your personal information	Does Capitol Series Trust share?
For our everyday business purposes— such as to process your transactions, maintain your account(s), respond to court orders and legal investigations, or report to credit bureaus	Yes
For our marketing purposes— to offer our products and services to you	Yes
For joint marketing with other financial companies	No
For our affiliates’ everyday business purposes— information about your transactions and experiences	No
For our affiliates’ everyday business purposes— information about your creditworthiness	No
For nonaffiliates to market to you	No

Questions?	Call 1-844-838-2121

Who we are
Who is providing this notice?	Capitol Series Trust
What we do
How does Capitol Series Trust protect my personal information?

To protect your personal information from unauthorized access and use, we use security measures that comply with federal law. These measures include computer safeguards and secured files and buildings.

How does Capitol Series Trust collect my personal information?

We collect your personal information, for example, when you

■ open an account or deposit money

■ buy securities from us or sell securities to us

■ make deposits or withdrawals from your account provide account information

■ give us your account information

■ make a wire transfer

■ tell us who receives the money

■ tell us where to send the money

■ show your government-issued ID

■ show your driver’s license

Why can’t I limit all sharing?

Federal law gives you the right to limit only

■ sharing for affiliates’ everyday business purposes — information about your creditworthiness

■ affiliates from using your information to market to you

■ sharing for nonaffiliates to market to you

State laws and individual companies may give you additional rights to limit sharing.

Definitions
Affiliates	Companies related by common ownership or control. They can be financial and nonfinancial companies.
Nonaffiliates

Companies not related by common ownership or control. They can be financial and nonfinancial companies.

■ Capitol Series Trust does not share your personal information with nonaffiliates so they can market to you.

Joint marketing

A formal agreement between nonaffiliated financial companies that together market financial products or services to you.

■ Capitol Series Trust doesn’t jointly market financial products or services to you.

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PROXY VOTING (Unaudited)

A description of the policies and procedures that the Fund uses to determine how to vote proxies relating to portfolio securities and information regarding how the Fund voted those proxies during the most recent twelve month period ended June 30, is available without charge upon request by (1) calling the Fund at (844) 838-2121 and (2) from Fund documents filed with the Securities and Exchange Commission (“SEC”) on the SEC’s website at www.sec.gov.

TRUSTEES

Walter B. Grimm, Chairman

John C. Davis

Robert G. Dorsey

Lori Kaiser

Janet Smith Meeks

Mary M. Morrow

OFFICERS

Matthew J. Miller, Chief Executive Officer and President

Zachary P. Richmond, Chief Financial Officer and Treasurer

Brandon R. Kipp, Chief Compliance Officer

INVESTMENT ADVISER

Canterbury Investment Management, LLC

23 East Cedar Street

Zionsville, IN 46077

DISTRIBUTOR

Unified Financial Securities, LLC

9465 Counselors Row, Suite 200

Indianapolis, IN 46240

INDEPENDENT REGISTERED PUBLIC ACCOUNTING FIRM

Ernst & Young LLP

800 Yard Street, Suite 200

Grandview Heights, OH 43212

LEGAL COUNSEL

Bernstein Shur

100 Middle Street, 6th Floor

Portland, ME 04104

CUSTODIAN

Huntington National Bank

41 South High Street

Columbus, OH 43215

ADMINISTRATOR, TRANSFER AGENT AND FUND ACCOUNTANT

Ultimus Asset Services, LLC

225 Pictoria Drive, Suite 450

Cincinnati, OH 45246

This report is intended only for the information of shareholders or those who have received the Fund’s prospectus which contains information about the Fund’s management fee and expenses. Please read the prospectus carefully before investing.

Distributed by Unified Financial Securities, LLC

Member FINRA/SIPC

Item 2. Code of Ethics.

NOT APPLICABLE

Item 3. Audit Committee Financial Expert.

NOT APPLICABLE

Item 4. Principal Accountant Fees and Services.

NOT APPLICABLE

Item 5. Audit Committee of Listed Registrants.

NOT APPLICABLE – applies to listed companies only

Item 6. Schedule of Investments. Schedule filed with Item 1.

Item 7. Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 8. Portfolio Managers of Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 9. Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers.

NOT APPLICABLE – applies to closed-end funds only

Item 10. Submission of Matters to a Vote of Security Holders.

The guidelines applicable to shareholders desiring to submit recommendations for nominees to the Registrant's board of trustees are contained in the statement of additional information of the Trust with respect to the Fund(s) for which this Form N-CSR is being filed.

Item 11. Controls and Procedures.

(a) Based on their evaluation of the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Act”)) as of a date within 90 days of the filing date of this report, the registrant’s principal executive officer and principal financial officer have concluded that such disclosure controls and procedures are reasonably designed and are operating effectively to ensure that material information relating to the registrant is made known to them by others within those entities, particularly during the period in which this report is being prepared, and that the information required in filings on Form N-CSR is recorded, processed, summarized, and reported on a timely basis.

(b) There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the second fiscal quarter of the period covered by this report that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12. Disclosure of Securities Lending Activities for Closed-End Management Investment Companies.

NOT APPLICABLE – applies to closed-end funds only

Item 13. Exhibits.

(a)(1)	NOT APPLICABLE

(a)(2)	Certifications by the registrant's principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes- Oxley Act of 2002 and required by Rule 30a-2 under the Investment Company Act of 1940 are filed herewith.

(a)(3)	Not applicable.

(b)	Certification pursuant to 18 U.S.C. Section 1350, as adopted pursuant to Section 906 of the Sarbanes-Oxley Act of 2002 is filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(Registrant)	Capitol Series Trust

By (Signature and Title)		/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	12/27/18

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title)		/s/ Matthew J. Miller
Matthew J. Miller, Chief Executive Officer and President

Date	12/27/18

By (Signature and Title)		/s/ Zachary P. Richmond
Zachary P. Richmond, Treasurer and Chief Financial Officer

Date	12/27/18